Property plant and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Ending Balance	$ 945	$ 955
Beginning Balance	955
Right-of-use assets [member]
Statement [Line Items]
Ending Balance	842	839
Beginning Balance	839
Gross carrying amount [member]
Statement [Line Items]
Ending Balance	4,186	3,753
Beginning Balance	3,753	3,031
Effect of movements in exchange rates	(68)	109
Additions	501	613
Gross carrying amount [member] | Right-of-use assets [member]
Statement [Line Items]
Ending Balance	2,946	2,583
Beginning Balance	2,583	1,915
Effect of movements in exchange rates	(33)	55
Additions	396	613
Accumulated Amortization And Impairment Losses [Member]
Statement [Line Items]
Ending Balance	3,241	2,798
Beginning Balance	2,798	2,295
Effect of movements in exchange rates	(51)	65
Amortization	494	438
Accumulated Amortization And Impairment Losses [Member] | Right-of-use assets [member]
Statement [Line Items]
Ending Balance	2,104	1,744
Beginning Balance	1,744	1,397
Effect of movements in exchange rates	(23)	31
Amortization	383	316
Leasehold improvements [member]
Statement [Line Items]
Ending Balance	3	6
Beginning Balance	6
Leasehold improvements [member] | Gross carrying amount [member]
Statement [Line Items]
Ending Balance	182	183
Beginning Balance	183	182
Effect of movements in exchange rates	(1)	1
Additions	0	0
Leasehold improvements [member] | Accumulated Amortization And Impairment Losses [Member]
Statement [Line Items]
Ending Balance	179	177
Beginning Balance	177	174
Effect of movements in exchange rates	0	1
Amortization	2	2
Computer And Office Equipment [Member]
Statement [Line Items]
Ending Balance	100	110
Beginning Balance	110
Computer And Office Equipment [Member] | Gross carrying amount [member]
Statement [Line Items]
Ending Balance	1,058	987
Beginning Balance	987	934
Effect of movements in exchange rates	(34)	53
Additions	105	0
Computer And Office Equipment [Member] | Accumulated Amortization And Impairment Losses [Member]
Statement [Line Items]
Ending Balance	958	877
Beginning Balance	877	724
Effect of movements in exchange rates	(28)	33
Amortization	$ 109	$ 120